Financial assets and liabilities - Summary of Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jan. 11, 2022
Borrowings
Borrowing arrangements	$ 81,919	$ 81,919
Less: transaction costs	(10,782)	(9,833)
Amortization of carrying amount, net of payments made	50,757	42,259
Principal amount of loans	121,894	114,345
Non-current
Current borrowings	54,155	13,862
Borrowings, Non-current	67,739	100,483
Total borrowings	121,894	114,345
Borrowings - NovaQuest
Non-current
Current borrowings	11,153	1,869
Borrowings, Non-current	67,739	64,562
Borrowings - Oaktree
Borrowings
Principal amount of loans			$ 60,000
Non-current
Current borrowings	43,002	11,993
Borrowings, Non-current	$ 0	$ 35,921
Total borrowings			$ 60,000